Leases - Summary of leases including short-term leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow, Operating Activities, Lessee [Abstract]
Operating Lease, Payments	$ 124	$ 24
Short-term Lease Payments	57	55
Total for all leases	181	79
Income and Expenses, Lessee [Abstract]
Operating Lease, Expense	125	26
Short-term Lease, Cost	57	55
Total for all leases	$ 182	81
Office Space [Member]
Operating leases of lessee disclosure [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 24 days
Weighted average discount rate	1.60%
Cash Flow, Operating Activities, Lessee [Abstract]
Operating Lease, Payments	$ 92	22
Income and Expenses, Lessee [Abstract]
Operating Lease, Expense	$ 93	24
Other Operating Leases [Member]
Operating leases of lessee disclosure [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	3 months 18 days
Weighted average discount rate	0.10%
Cash Flow, Operating Activities, Lessee [Abstract]
Operating Lease, Payments	$ 32	2
Income and Expenses, Lessee [Abstract]
Operating Lease, Expense	$ 32	$ 2